Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses And Other Liabilities
10.	ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB	US$
Payable to online advertising platforms as agency	744,314	495,875	77,814
Accrued operating expenses	203,820	148,863	23,360
Salary and welfare payable	104,716	56,073	8,799
Advance received in advertising agency services	73,034	137,267	21,540
Accrued advertising, marketing and promotional expenses	48,027	51,193	8,033
Deferred revenue	108,376	156,994	24,636
Operating lease liabilities current portion	6,876	17,452	2,739
Other taxes payable	23,468	17,678	2,774
Accrued bandwidth and cloud service costs	1,853	363	57
Others	75,558	55,590	8,723

Total	1,390,042	1,137,348	178,475

Other
non-current
liabilities

	As of December 31,
	2020	2021
	RMB	RMB	US$
Uncertain tax position	174,113	161,485	25,341
Operating lease liabilities non-current portion	11,957	30,677	4,814
Others	6,202	13,555	2,126

Total	192,272	205,717	32,281